Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Mar. 15, 2017	Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	Marathon Patent Group, Inc.
Entity Central Index Key	0001507605
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 37.6
Entity Common Stock, Shares Outstanding		19,302,472
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016